Significant Accounting Policies (Details 3) (USD $)	0 Months Ended	12 Months Ended					8 Months Ended	12 Months Ended			8 Months Ended	12 Months Ended					1 Months Ended	12 Months Ended
	Sep. 01, 2012 item	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Stock Options	Dec. 31, 2013 Service-based restricted share units	Aug. 31, 2012 Advertising	Dec. 31, 2013 Advertising	Dec. 31, 2012 Advertising	Dec. 31, 2011 Advertising	Aug. 31, 2012 Other non-advertising revenues	Dec. 31, 2013 Other non-advertising revenues	Dec. 31, 2013 MVAS	Dec. 31, 2012 MVAS	Dec. 31, 2011 MVAS	Dec. 31, 2013 MVAS Non-advertising	Sep. 30, 2009 CRIC	Dec. 31, 2013 CRIC/E-House
Long-term investments
Period of time within which results of equity method earnings are recognized in arrears																		3 months
Non-advertising
Confirmation rate determination, number of months considered for calculation of average historical rates													6 months
MVAS revenue recognition, period of lag													1 month
MVAS revenues													$ 60,300,000	$ 69,000,000	$ 83,500,000
Game-related service
Maximum period for recognition of revenues after purchase of in-game credits		1 month
Deferred revenue
Amount allocated to fair value of License Agreements																	187,400,000
License Agreements, period of amortization of deferred revenue																	10 years
Cost of revenues
Number of other cities and provinces in China to which the Pilot Program was expanded	8
VAT and surcharges (as a percent)								6.70%				6.70%
Cultural business construction fees (as a percent)								3.00%	3.00%
Business tax and surcharges (as a percent)							5.60%				5.60%					3.40%
Taxes assessed by governmental authority								50,900,000	39,500,000	32,500,000
Advertising expense
Advertising expenses		78,700,000	72,400,000	87,200,000
Operating leases
Maximum initial lease term of office space		4 years
Stock-based compensation
Vesting period of stock options granted					4 years	4 years
Foreign currency
Foreign currency translation adjustments recorded in other comprehensive (loss)/income		21,307,000	(2,293,000)	22,227,000
Net foreign currency transaction gain (loss)		$ 1,500,000	$ (30,000)	$ 2,300,000